Non-Controlling Interests	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Non-Controlling Interests
(15)	NON-CONTROLLING INTERESTS

(a)	Redeemable non-controlling interests
In February 2017, two third-party investors (“the investors”) acquired 20% of the equity interest of Muhua Shangce at a consideration of RMB 34,000,000. The investors have the right to ask Muhua Shangce to purchase back part or all of the equity interest if Muhua Shangce does not achieve a qualified IPO within 6 years, as defined by the investment agreement, at the redemption price of RMB 34,000,000 plus 8% of interest for the period from February 2017 to the date of redemption. The redeemable non-controlling
interest was recorded outside permanent equity as mezzanine equity- redeemable non-controlling
interests in the consolidated balance sheets and initially recorded at the carrying value of RMB 34,000,000. The amount presented in redeemable non-controlling
interest should be the greater of the
non-controlling
interest balance after attribution of net income or loss of the subsidiary and related dividends to the non-controlling
interest or the amount of redemption value.
On September 26, 2019, Muhua Shangce entered into a new financing agreement with its redeemable non-controlling
interests holder, Muhua Investment, and received cash of RMB 5,000,000 on September 29, 2019. After Muhua Shangce’s new financing, ACG’s equity shares decreased from 56% to 54.6% and ACG still has control of Muhua Shangce.
The investor who made this new investment, has the right to ask Muhua Shangce to purchase back up to 50% of the new equity interests if Muhua Shangce does not achieve a qualified IPO within 5 years, as defined by the investment agreement, at the redemption price of RMB 2,500,000 plus 8% of interest for the period from September 2019 to the date of redemption. The redeemable non-controlling
interest was recorded outside permanent equity as mezzanine equity- redeemable non-controlling
interests in the consolidated balance sheets and initially recorded at the carrying value of RMB 2,500,000. The amount presented in redeemable non-controlling
interest should be the greater of the
non-controlling
interest balance after attribution of net income or loss of the subsidiary and related dividends to the non-controlling
interest or the amount of redemption value.
On June 2, 2021, ATA Education sold all its 54.6% equity interests in Muhua Shangce to CEO of Muhua Shangce and certain other non-controlling
shareholders at nil consideration. On the same day, the registration for change of shareholders has been completed in local industrial and commercial administration authority.
As a result of the above transaction, the Company deconsolidated Muhua Shangce as of June 2, 2021 when the Company no longer has a controlling financial interest in Muhua Shangce, by removing its net assets and recognizing a gain or loss in net income per
ASC810-10.
In addition, previously recorded adjustments of RMB 24,310,333 to the carrying amount of redeemable non-controlling
interests from the application of
Section 480-10-S99
are eliminated in the same manner as which they were initially recognized.
The
following
table presents balance of the Mezzanine Equity as of December 31, 2020 and as of the
period-end
prior to its disposal in the year of 2021.

RMB
Balance as of January 1, 2020	44,896,428

Less: Comprehensive loss attributable to redeemable non-controlling interests during the year	(2,582,632)
Accretion of redeemable non-controlling interests	6,184,572

Balance as of December 31, 2020	48,498,368

Less: Comprehensive loss attributable to redeemable non-controlling interests during the period	(714,121)
Accretion of redeemable non-controlling interests	2,283,089

Balance as of June 2, 2021	50,067,336

(b)	Non-redeemable non-controlling interests
On October 26, 2018, Board of Directors approved that 24% of the equity shares of Muhua Shangce was transferred to a limited partnership named Ningbo Meishan Bonded Port Area Zunming Investment Management Center (Limited Partnership) (“Limited Partnership”) from ATA Education at a consideration of RMB 1,500,000. The consideration has been fully paid to ATA Education by the Limited Partnership on December 26, 2018.
As a result of the new investment made in 2019 to Muhua Shangce as stated above, 50% of the new investment, amounting to RMB 2,500,000, which does not represent redeemable non-controlling
interests, was recorded under
non-redeemable
non-controlling
interests. The relevant
non-controlling
interests retained was disposed along with the sale of equity interests in Muhua Shangce.
Muhua Shangce generated pretax losses of RMB 12,446,417, and RMB 3,441,545 for the years ended December 31, 2020 and the period before its disposal in 2021, respectively, of which RMB 6,795,744, and RMB 1,879,084 were attributed to the Company.

Upon the disposal of Muhua Shangce, the Company recorded a gain amounting to RMB33,542,154 for the year ended December 31, 2021. The calculation of the Company’s disposal gain is included in the following.

RMB
Cash consideration received from the disposal of Muhua Shangce	—
Add: Carrying value of redeemable non-controlling interests in Muhua Shangce	25,757,003
Add: Carrying value of non-redeemable non-controlling interests of Muhua Shangce	(4,423,059)
Subtotal	21,333,944
Less: Carrying value of net liabilities before disposal	(12,208,210)

Gain from the disposal of Muhua Shangce	33,542,154